Note 7 - Stock Based Compensation - 10Q (Details) (USD $)	9 Months Ended		12 Months Ended		3 Months Ended		9 Months Ended		3 Months Ended	9 Months Ended				12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Sep. 30, 2013 Employee Stock Option [Member] 2011 Omnibus Incentive Plan [Member]	Sep. 30, 2012 Employee Stock Option [Member] 2011 Omnibus Incentive Plan [Member]	Sep. 30, 2013 Employee Stock Option [Member] 2011 Omnibus Incentive Plan [Member]	Sep. 30, 2012 Employee Stock Option [Member] 2011 Omnibus Incentive Plan [Member]	Sep. 30, 2013 Restricted Stock Units (RSUs) [Member] 2011 Omnibus Incentive Plan [Member]	Sep. 30, 2013 Restricted Stock Units (RSUs) [Member] 2011 Omnibus Incentive Plan [Member]	Sep. 30, 2013 Restricted Stock Units (RSUs) [Member] 2011 Omnibus Incentive Plan [Member] Minimum [Member]	Sep. 30, 2013 Restricted Stock Units (RSUs) [Member] 2011 Omnibus Incentive Plan [Member] Maximum [Member]	Sep. 30, 2012 2011 Omnibus Incentive Plan [Member]	Dec. 31, 2012 2011 Omnibus Incentive Plan [Member]	Dec. 31, 2011 2011 Omnibus Incentive Plan [Member]	Sep. 30, 2013 2011 Omnibus Incentive Plan [Member]	Dec. 31, 2012 1997 Stock Option Plan [Member]	Dec. 31, 2012 1997 Stock Option Plan [Member] Minimum [Member]	Dec. 31, 2012 1997 Stock Option Plan [Member] Maximum [Member]
Note 7 - Stock Based Compensation - 10Q (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized (in Shares)														1,930,269		1,930,269	1,030,750
Share-based Compensation Award Term													10
Share-based Compensation Arrangement by Share-based Payment Award, Award Requisite Service Period							5 years							5 years
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term			7 years	7 years			7 years							7 years
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Remaining Contractual Term			5 years 343 days				5 years 73 days
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Intrinsic Value			$ 692,000		$ 586,000		$ 586,000
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized			585,000		492,000		492,000		528,000	528,000
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized, Period for Recognition			3 years 328 days				3 years 109 days			4 years 146 days
Allocated Share-based Compensation Expense					37,000	32,000	110,000	111,000	36,000	58,000
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period											3 years	7 years
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Number (in Shares)																	1,206
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Weighted Average Exercise Price (in Dollars per share)																		$ 64.65	$ 127.50
Share-based Compensation (in Dollars)	$ 168,000	$ 112,000	$ 147,000	$ 68,000										$ 147,000	$ 68,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value (in Dollars per share)			$ 3.88